Eaton Vance
Atlanta Capital SMID-Cap Fund
December 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value
Banks — 1.3%
Columbia Banking System, Inc.	2,164,962	$ 60,510,688
Prosperity Bancshares, Inc.	1,301,578	89,952,055
		$ 150,462,743
Building Products — 7.7%
Advanced Drainage Systems, Inc.	397,999	$ 57,642,195
Carlisle Cos., Inc.	1,451,835	464,383,943
Lennox International, Inc.(1)	463,336	224,986,695
Simpson Manufacturing Co., Inc.	896,400	144,741,708
		$ 891,754,541
Capital Markets — 8.5%
Affiliated Managers Group, Inc.(2)	1,011,126	$ 291,487,403
FactSet Research Systems, Inc.	310,993	90,247,059
Morningstar, Inc.	1,413,657	307,201,803
SEI Investments Co.	3,593,367	294,727,961
		$ 983,664,226
Chemicals — 2.3%
RPM International, Inc.	2,597,368	$ 270,126,272
		$ 270,126,272
Consumer Staples Distribution & Retail — 3.1%
Casey's General Stores, Inc.	638,560	$ 352,938,498
		$ 352,938,498
Containers & Packaging — 5.9%
AptarGroup, Inc.	2,251,663	$ 274,612,820
Avery Dennison Corp.	1,936,156	352,148,053
Ball Corp.	1,132,427	59,984,658
		$ 686,745,531
Distributors — 3.0%
LKQ Corp.	6,865,895	$ 207,350,029
Pool Corp.	626,525	143,317,594
		$ 350,667,623
Diversified Consumer Services — 1.1%
Service Corp. International	1,579,452	$ 123,149,872
		$ 123,149,872
Security	Shares	Value
Electronic Equipment, Instruments & Components — 5.3%
Insight Enterprises, Inc.(3)	1,503,797	$ 122,514,342
Trimble, Inc.(3)	6,258,495	490,353,083
		$ 612,867,425
Financial Services — 3.4%
Jack Henry & Associates, Inc.	961,207	$ 175,401,053
WEX, Inc.(1)(2)(3)	1,437,929	214,222,663
		$ 389,623,716
Ground Transportation — 3.5%
J.B. Hunt Transport Services, Inc.	740,458	$ 143,900,608
Landstar System, Inc.	796,017	114,387,643
Saia, Inc.(3)	464,147	151,553,278
		$ 409,841,529
Health Care Equipment & Supplies — 2.5%
Envista Holdings Corp.(3)	5,339,537	$ 115,921,348
Teleflex, Inc.	1,407,509	171,772,399
		$ 287,693,747
Hotels, Restaurants & Leisure — 4.4%
Aramark	8,099,045	$ 298,530,799
Choice Hotels International, Inc.(1)(2)	2,166,350	206,366,501
		$ 504,897,300
Household Durables — 0.5%
TopBuild Corp.(1)(3)	134,983	$ 56,313,558
		$ 56,313,558
Insurance — 7.7%
Brown & Brown, Inc.	382,688	$ 30,500,234
Kinsale Capital Group, Inc.(1)	384,659	150,447,828
Markel Group, Inc.(3)	165,777	356,362,528
W.R. Berkley Corp.	5,004,263	350,898,921
		$ 888,209,511
IT Services — 3.2%
GoDaddy, Inc., Class A(3)	3,014,636	$ 374,056,035
		$ 374,056,035
Life Sciences Tools & Services — 1.9%
Bio-Techne Corp.	3,808,319	$ 223,967,240
		$ 223,967,240

Eaton Vance
Atlanta Capital SMID-Cap Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 4.8%
Graco, Inc.	1,497,806	$ 122,775,158
IDEX Corp.	1,361,222	242,215,843
Nordson Corp.	789,296	189,770,437
		$ 554,761,438
Marine Transportation — 1.3%
Kirby Corp.(3)	1,339,686	$ 147,606,603
		$ 147,606,603
Professional Services — 11.7%
Booz Allen Hamilton Holding Corp.	2,851,263	$ 240,532,547
CACI International, Inc., Class A(3)	839,236	447,153,333
FTI Consulting, Inc.(3)	673,853	115,114,308
Jacobs Solutions, Inc.	1,377,557	182,471,200
Parsons Corp.(1)(3)	1,431,868	88,489,442
TransUnion	3,302,957	283,228,563
		$ 1,356,989,393
Real Estate Management & Development — 2.8%
Jones Lang LaSalle, Inc.(3)	973,554	$ 327,571,714
		$ 327,571,714
Software — 7.5%
Bentley Systems, Inc., Class B(1)	2,822,600	$ 107,724,529
Blackbaud, Inc.(2)(3)	2,482,691	157,203,994
Dolby Laboratories, Inc., Class A(2)	3,965,479	254,663,061
Manhattan Associates, Inc.(3)	1,308,218	226,727,262
Tyler Technologies, Inc.(3)	261,932	118,904,032
		$ 865,222,878
Specialty Retail — 4.6%
Burlington Stores, Inc.(3)	1,324,231	$ 382,504,124
Ulta Beauty, Inc.(3)	253,290	153,242,983
		$ 535,747,107
Textiles, Apparel & Luxury Goods — 0.7%
Columbia Sportswear Co.(1)	1,561,885	$ 86,044,245
		$ 86,044,245
Total Common Stocks (identified cost $7,270,003,971)		$11,430,922,745
Short-Term Investments — 2.2%
Affiliated Fund — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(4)	135,818,184	$ 135,818,184
Total Affiliated Fund (identified cost $135,818,184)		$ 135,818,184

Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(5)	118,488,013	$ 118,488,013
Total Securities Lending Collateral (identified cost $118,488,013)		$ 118,488,013
Total Short-Term Investments (identified cost $254,306,197)		$ 254,306,197
Total Investments — 100.9% (identified cost $7,524,310,168)		$11,685,228,942
Other Assets, Less Liabilities — (0.9)%		$ (109,485,314)
Net Assets — 100.0%		$11,575,743,628
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $186,099,045 and the total market value of the collateral received by the Fund was $192,098,450, comprised of cash of $118,488,013 and U.S. government and/or agencies securities of $73,610,437.
(2)	Affiliated company.
(3)	Non-income producing security.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.

Eaton Vance
Atlanta Capital SMID-Cap Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at December 31, 2025.
Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At December 31, 2025, the value of the Fund's investments in affiliated companies and in funds that may be deemed to be affiliated was $1,259,761,806, which represents 10.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
Affiliated Managers Group, Inc	$304,248,840	$ —	$ (71,913,226)	$ 51,090,546	$ 8,061,243	$ 291,487,403	$12,761	1,011,126
Blackbaud, Inc.	159,661,858	—	—	—	(2,457,864)	157,203,994	—	2,482,691
Choice Hotels International, Inc.	276,263,245	—	(40,282,066)	(12,278,810)	(17,335,868)	206,366,501	742,921	2,166,350
Dolby Laboratories, Inc., Class A	350,027,637	—	(58,870,254)	(26,757,408)	(9,736,914)	254,663,061	1,481,431	3,965,479
WEX, Inc.	305,347,803	—	(72,085,982)	(14,561,947)	(4,477,211)	214,222,663	—	1,437,929
Short-Term Investments
Liquidity Fund, Institutional Class(1)	228,331,182	908,634,462	(1,001,147,460)	—	—	135,818,184	1,812,192	135,818,184
Total				$(2,507,619)	$(25,946,614)	$1,259,761,806	$4,049,305
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$11,430,922,745*	$ —	$ —	$11,430,922,745
Short-Term Investments:
Affiliated Fund	135,818,184	—	—	135,818,184
Securities Lending Collateral	118,488,013	—	—	118,488,013
Total Investments	$11,685,228,942	$ —	$ —	$11,685,228,942
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Atlanta Capital SMID-Cap Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.